As filed with the Securities and Exchange Commission on September 8, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21079

Hatteras Alternative Mutual Funds Trust (Formerly AIP Alternative Strategies Funds)
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  June 30, 2011

Item 1. Reports to Stockholders.

HATTERAS
Funds

HATTERAS ALPHA HEDGED STRATEGIES FUND

HATTERAS BETA HEDGED STRATEGIES FUND

HATTERAS LONG/SHORT EQUITY FUND

HATTERAS LONG/SHORT DEBT FUND

SEMI-ANNUAL REPORT

Period Ended June 30, 2011

A LETTER FROM THE PRESIDENT
Robert L. Worthington, CFA

Hatteras Funds thanks our investors for the continued confidence and trust you place in us. Like most businesses, success is based on a number of factors, but includes the element of trust. We understand that trust in an investment advisor is critical — therefore we have built our organization through careful planning and strategic thought in order to earn and keep the trust of the investment community. We continually strive to enhance our operations, portfolio and risk management, and client service capabilities in order to better meet the needs of our clients.

The first half of 2011 further highlighted the tremendous risks left over from the 2008 financial crisis — European Sovereign Debt problems, the escalating U.S. debt limit issues, and a continued moribund housing and employment picture in the U.S. In addition, other risks that have built up in the last year include the short-term impact of the Japanese earthquake and tsunami, and now growing inflationary problems in many emerging economies, the same economies that have driven world economic growth over the last three years. These risks are real and need to be addressed in a thoughtful fashion. Yet, the net result in capital market performance from the beginning to the end of the first half of 2011 would lead some to conclude that things were ok to good. However, an examination of the weekly performance figures reveals that volatility and uncertainty are very much alive among global investors as the equity markets seem to be playing teeter totter — oscillating between early gains at the beginning of the month followed by small sell-offs and then quick rebounds near the end of the month.

In our view the economic issues facing governments and individuals are a long way from being settled — extreme credit bubbles take many, many years to unwind. We foresee volatile capital market performance years into the future as investors continue to adapt to the long deleveraging process needed to bring economic equilibrium back to a point where another strategic bull market can commence. In the interim, we believe diversified portfolios are needed together with tactical over-weights in order to be correctly positioned for the “muddle through” economy the developed world faces. One element of this tactical approach could include meaningful allocations to hedged strategies that can provide downside protection during difficult market periods, yet allow for upside capture when capital markets recover from either corrections or bear markets (as seen from mid-2009 through 2010).

ONE

Finally, the events of 2008 changed many things for investors and the investment community worldwide. The alternative universe, hedge funds and private equity funds, have seen profound changes in the way they deliver products and services to their clients. We believe the structural advantages of the Hatteras Alternative Mutual Funds offer investors high quality alternative investment solutions in a structure that allows them to easily increase their allocation to hedged strategies, yet not increase their illiquidity risk. We are committed to ensuring that the underlying investments, as well as the portfolio management and risk management processes, exceed the expectations of our investors.

I would like to thank you again for the confidence and trust you have placed in Hatteras Funds as we manage a portion of your assets. All of our efforts are dedicated first and foremost to providing you with the best risk-adjusted returns — a goal that never wavers as we continue our success in providing alternative investment solutions for our clients.

Robert L. Worthington, CFA
President

TWO

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Michael P. Hennen, CFA Director, Portfolio Management
Robert J. Murphy, CFA, FRM, CAIA Director, Portfolio Management

CAPITAL MARKETS REVIEW

Equity markets posted strong performance in the first half of 2011, but much of this performance came in sporadic rallies, most notably at the end of each quarter. Markets vacillated between bouts of optimism to growing skepticism about the global recovery, which was beginning to sputter towards May and June. Economic statistics released during the first half of the year provided evidence of a slowdown in the U.S. economy — bringing into debate whether the slowdown was just a pause in the ongoing recovery, or the beginning of a double dip recession. Higher commodity/energy prices, together with the short-term effects of the Japanese natural disaster in March added to concerns. Finally, the anemic U.S. employment and housing markets remained obstacles to any improvement in consumer confidence. All of these factors contributed to significant run-ups and sell-offs during the first half of the year. As investors became more defensive, they sought refuge in allocations to more stable large-cap equities as well as “safe” U.S. Treasuries. The S&P 500 Index finished with a return of just over 6%, while the Russell 1000 Index returned 5.39% and the Russell 2000 Index gained 5.59%. The numbers would have been worse as markets were down significantly throughout June until the last four trading days, when markets rebounded quickly.

Globally, the end results were similar to those experienced in the U.S., as the MSCI EAFE Index recorded a 5.35% return while the MSCI Emerging Markets Index gained 1.03%. Europe was a tale of two stories — Germany re-establishing itself as the economic powerhouse with reasonable economic performance and relatively low debt and the “PIIGS”— Portugal, Italy, Ireland, Greece, and Spain - facing what appears to be insurmountable debt problems with waning economic activity. Clearly, the status quo is unsustainable and will most likely result in some form of correction if it does not get better in the future. Potential overheating and inflation are becoming more worrisome issues in emerging markets — at least we have seen what we believe to be appropriate responses in the form of tightening monetary policies. Many investors have become bearish on China as worries of a property bubble and new concerns about the amount of local government borrowing have surfaced. Overall, it would seem that the potential for higher growth, together with reasonable valuations make China an attractive investment environment for long-term investors who can withstand the volatility.

THREE

In fixed income markets, after a weak start to the year, U.S. Treasuries rebounded throughout the second quarter until the last week of June as investors used the weakening economic statistics as an excuse to “fly to safety”. Overall, the Barclays Capital U.S. Aggregate Bond Index (“BarCap”) was up 2.74% for the first half, while the longer duration Barclays Capital U.S. Treasury Index increased 2.22%. The more economically sensitive High Yield market did not keep pace with higher grade issues as investors demanded a higher premium for the additional risk. Suffice to say, performance here will continue to be a battle between those who believe that the U.S. debt problem will eventually overwhelm the market versus those who believe that Treasuries could still offer some form of risk-adjusted value as the developed world economies “muddle-through” the next five years.

HEDGE FUND INDUSTRY REVIEW

Broadly speaking, hedge fund performance was diverse but, in aggregate, relatively disappointing for the first half of the year. In an environment characterized by looming macro issues and sharp reversals across markets, there were few trends for most strategies to capture and often times, risk management drove the reduction of market exposures prior to large “snap back” rallies. Returns for hedge fund indices were up marginally for the first half of the year while the HFRI Fund of Funds Composite Index (“HFRI FoF”) posted a modest loss of -0.33%

REVIEW OF HATTERAS ALPHA HEDGED STRATEGIES’ PERFORMANCE

The Hatteras Alpha Hedged Strategies Fund (“Alpha”) significantly outperformed the Fund of Funds Index posting a gain of 3.36% versus -0.33% for the HFRI FoF, 6.02% for the S&P 500 Index and 2.74% for the BarCap. The final numbers of the long only indices mask some of the volatility that took place, especially on the downside, throughout the first half of the year. During the short periods when equity markets sold-off by 3-5%, Alpha produced very good downside protection, displaying the benefits of our hedged approach. Performance contribution came from many parts of our portfolio as three out of four of the Fund’s major strategies recorded strong absolute and relative performance, outperforming their respective indices.

FOUR

Overall our asset allocation decisions implemented over the last six months yielded positive contributions as the strongest performing strategies, Long/Short Equity and Event Driven constituted a collective 56% of the portfolio as of quarter-end and our smallest weighted strategy, Market Neutral, at 15% was the weakest performer. Sub-strategies within the Relative Value-Long/Short Debt allocation are diverse and collectively represent slightly over 25% of the portfolio. These sub-strategies are being used partially as a potential hedge to rising interest rates.

FUND OUTLOOK

We believe our allocation decisions to the various strategies as well as our manager selections have played an important part in Alpha’s generation of excess return over its benchmark, the HFRI FoF, since July 2009. We don’t have a consensus opinion on the direction of the markets, as the complexities are too vast. That being said, given input from our managers and our own analysis of economic and market conditions, we believe the third quarter will be characterized by market volatility, concern about the U.S. debt limit and future debt servicing capabilities, growing concern about spreading European sovereign debt, and questions surrounding the ability of major emerging markets to control inflation and maneuver a “soft landing”.

While there are enough negative indicators looming out there, we believe much of these are priced into the markets, therefore while downside risks exist, it is manageable in our opinion, with the appropriate application of in-depth security analysis, hedging, and diversified allocation procedures.

On the equity side, while the recovery has been very weak, and the moribund housing and jobs markets remain challenging, corporate profits have rebounded nicely since 2008, corporate balance sheets are recovering, and valuations are close to, if not slightly below, long-term averages. Therefore, we expect to slightly increase our weighting to Long/Short Equity in the coming months, with a tilt towards the more conservative managers. We believe the mid-term outlook for the corporate M&A market is strong due to a number of reasons including low nominal GDP growth in the U.S. & Europe, which can cause CEO’s to look for growth, and high cash levels. Therefore we will keep an over-weighted position in our Event Driven strategy. Near term, given the prominent economic issues, the M&A market might see a brief slowdown from its robust pace.

FIVE

We greatly appreciate the confidence and trust you have placed in Hatteras Funds. We thank you and assure you that we are working hard every day to continue to deserve your trust.

Michael P. Hennen, CFA	Robert J. Murphy, CFA, FRM, CAIA
Director, Portfolio Management	Director, Portfolio Management

SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND (NO LOAD)
Growth of $10,000 — June 30, 2011 (Unaudited)

Total Return
as of 6/30/11

	One Year	Five Year	Since Inception
Hatteras Alpha Hedged Strategies Fund (No Load)	10.28%	-0.61%	2.70%^
HFRI FOF: Composite Index	6.52%	1.51%	4.40%*
S&P 500 Index	30.69%	2.94%	7.50%^

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
9/23/02
6/30/03
6/30/04
6/30/05
6/30/06
6/30/07
6/30/08
6/30/09
6/30/10
6/30/11
$18,857
$14,582
$12,626
Hatteras Alpha Hedged Strategies Fund (No Load)
S&P 500 Index
HFRI FOF: Composite Index

____________
^    Since inception data for the Fund and the S&P 500 Index is as of 9/23/2002.
*    Since inception data for the HFRI FOF: Composite Index is as of 9/30/2002.

			Since
As of 6/30/2011	1Y	5Y1	Inception
Hatteras Alpha Hedged Strategies Fund (No Load)	10.28%	-0.61%	2.70%1,2
Hatteras Alpha Hedged Strategies Fund (Class A w/o sales
charge)	N/A	N/A	-0.46%3
Hatteras Alpha Hedged Strategies Fund (Class A w/ sales
charge)	N/A	N/A	-4.69%3
Hatteras Alpha Hedged Strategies Fund (Class C)	9.31%	N/A	-1.24%1,4

1. Average annual total return
2. No Load inception date: 9/23/2002
3. Class A inception date: 5/2/2011
4. Class C inception date: 8/1/2006

	No Load	Class A	Class C
Total Fund Operating Expenses5	4.54%	4.71%	5.34%
Net Fund Operating Expenses5,6	3.87%	3.90%	4.67%

5. Annualized
6. Excluding dividends on short positions and interest on borrowing; other fund operating expenses are capped at 3.99% for No Load and Class A and 4.74% for Class C

SEVEN

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hatterasmutualfunds.com.

The chart assumes an initial investment of $10,000 made on September 23, 2002 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

HFRI Fund of Funds Composite Index: Funds included in the Index invest with multiple managers through funds or managed accounts. The strategy designs a diversified portfolio of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager. The fund of funds manager has discretion in choosing which strategies to invest in for the portfolio. A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies. The minimum investment in a fund of funds may be lower than an investment in an individual hedge fund or managed account. The investor has the advantage of diversification among managers and styles with significantly less capital than investing with separate managers.

Standard & Poor’s (S&P) 500 Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/ return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND
* Allocation of Portfolio Assets — June 30, 2011 (Unaudited)

Relative Value - Long/Short
Debt Portfolio
27%
Cash
2%
Market Neutral
Portfolio
16%
Event Driven
Portfolio
23%
Long/Short
Equity Portfolio
32%

____________
*    Percentages are stated as a percentage of total investments.

NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS BETA HEDGED STRATEGIES FUND (NO LOAD)
Growth of $10,000 — June 30, 2011 (Unaudited)

Total Return
as of 6/30/11

	One Year	Five Year	Since Inception
Hatteras Beta Hedged Strategies Fund (No Load)	12.83%	-0.67%	-1.92%^
90 Day T-Bill	0.11%†	1.77%†	1.87%†
HFRI FOF: Strategic Index	8.05%	1.67%	0.82%*
S&P 500 Index	30.69%	2.94%	2.29%^

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
4/28/06
6/30/06
6/30/07
6/30/08
6/30/09
6/30/10
6/30/11
$11,243
$11,004
$10,432
$9,044
Hatteras Beta Hedged Strategies Fund
S&P 500 Index
90 Day T-Bill
HFRI FOF: Strategic Index

____________
^    Since inception data for the Fund and the S&P 500 Index is as of 4/28/2006.
*    Since inception data for the HFRI FOF: Strategic Index and the 90 Day T-Bill is as of 4/30/2006.
†    Percentage shown is the average daily rate over the period.

			Since
As of 6/30/2011	1Y	5Y1	Inception
Hatteras Beta Hedged Strategies Fund (No Load)	12.83%	-0.67%	-1.92%1,2
Hatteras Beta Hedged Strategies Fund (Class C)	11.95%	N/A	-1.12%1,3

1. Average annual total return
2. No Load inception date: 4/28/2006
3. Class C inception date: 8/1/2006

	No Load	Class C
Total Fund Operating Expenses4	3.74%	4.49%
Net Fund Operating Expenses4,5	3.33%	4.08%

4. Annualized
5. Excluding dividends on short positions and interest on borrowing; other fund operating expenses are capped at 3.99% for No Load and 4.74% for Class C

TEN

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-569-2382.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The 90 Day Treasury Bill Index: This is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.

HFRI Fund of Funds Strategic Index: This is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various opportunistic return, hedged and alternative strategies. One cannot invest directly in an index.

Standard & Poor’s (S&P) 500 Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/ return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

ELEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS BETA HEDGED STRATEGIES FUND
* Allocation of Portfolio Assets — June 30, 2011 (Unaudited)

____________
*    Percentages are stated as a percentage of total investments.

See Note 9 Subsequent Events

TWELVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT EQUITY FUND
Growth of $10,000 — June 30, 2011 (Unaudited)

Total Return
as of 6/30/11

	Since Inception
Hatteras Long/Short Equity Fund (Institutional Class)	-0.10%^
Hatteras Long/Short Equity Fund (Class A w/ Sales Charge)	-4.31%^
HFRI FOF: Composite Index	-2.52%*
S&P 500 Index	-2.61%^

$10,500
$10,000
$9,500
$9,990
$9,748
$9,739
$9,569
5/02/11
5/31/11
6/30/11
Hatteras Long/Short Equity Fund (Institutional Class)
S&P 500 Index
HFRI FOF: Composite Index
Hatteras Long/Short Equity Fund (Class A w/ Sales Charge)

____________
^	Since inception data for the Fund and the S&P 500 Index is as of 5/2/2011.
•	Since inception data for the HFRI FOF: Composite Index is as of 4/30/2011.

Since
As of 6/30/2011	Inception1
Hatteras Long/Short Equity Fund (Class A w/ sales charge)	-4.31%
Hatteras Long/Short Equity Fund (Institutional Class)	-0.10%

1.  Inception date: 5/2/2011

		Institutional
	Class A	Class
Total Fund Operating Expenses3	3.80%	3.30%
Net Fund Operating Expenses3,4	2.97%	2.47%

3. Annualized
4. Excluding dividends on short positions and interest on borrowing; other fund operating expenses are capped at 2.99% for Class A and 2.49% for Institutional Class

THIRTEEN

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hatterasmutualfunds.com.

The chart assumes an initial investment of $10,000 made on May 2, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

HFRI Fund of Funds Composite Index: Funds included in the Index invest with multiple managers through funds or managed accounts. The strategy designs a diversified portfolio of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager. The fund of funds manager has discretion in choosing which strategies to invest in for the portfolio. A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies. The minimum investment in a fund of funds may be lower than an investment in an individual hedge fund or managed account. The investor has the advantage of diversification among managers and styles with significantly less capital than investing with separate managers.

Standard & Poor’s (S&P) 500 Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/ return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

FOURTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT EQUITY FUND
* Allocation of Portfolio Assets — June 30, 2011 (Unaudited)

____________
*    Percentages are stated as a percentage of total investments.

FIFTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT DEBT FUND
Growth of $10,000 — June 30, 2011 (Unaudited)

Total Return
as of 6/30/11

	Since Inception
Hatteras Long/Short Debt Fund (Institutional Class)	-0.70%^
Hatteras Long/Short Debt Fund (Class A w/ Sales Charge)	-4.89%^
HFRI FOF: Composite Index	-2.52%*
S&P 500 Index	-2.61%^

$10,500
$10,000
$9,500
$9,000
5/02/11
5/31/11
6/30/11
$9,930
$9,748
$9,739
$9,511
Hatteras Long/Short Debt Fund (Institutional Class)
S&P 500 Index
HFRI FOF: Composite Index
Hatteras Long/Short Debt Fund (Class A w/ Sales Charge)

____________
^    Since inception data for the Fund and the S&P 500 Index is as of 5/2/2011.
*    Since inception data for the HFRI FOF: Composite Index is as of 4/30/2011.

Since
As of 6/30/2011	Inception1
Hatteras Long/Short Debt Fund (Class A w/ sales charge)	-4.89%
Hatteras Long/Short Debt Fund (Institutional Class)	-0.70%

1.  Inception date: 5/2/2011

		Institutional
	Class A	Class
Total Fund Operating Expenses2	3.20%	2.70%
Net Fund Operating Expenses2,3	2.97%	2.47%

2. Annualized
3. Excluding dividends on short positions and interest on borrowing; other fund operating expenses are capped at 2.99% for Class A and 2.49% for Institutional Class

SIXTEEN

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hatterasmutualfunds.com.

The chart assumes an initial investment of $10,000 made on May 2, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

HFRI Fund of Funds Composite Index: Funds included in the Index invest with multiple managers through funds or managed accounts. The strategy designs a diversified portfolio of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager. The fund of funds manager has discretion in choosing which strategies to invest in for the portfolio. A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies. The minimum investment in a fund of funds may be lower than an investment in an individual hedge fund or managed account. The investor has the advantage of diversification among managers and styles with significantly less capital than investing with separate managers.

Standard & Poor’s (S&P) 500 Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/ return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

SEVENTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT DEBT FUND
* Allocation of Portfolio Assets — June 30, 2011 (Unaudited)

Cash
2%
Relative Value - Long/Short
Debt Portfolio
98%

____________
•	Percentages are stated as a percentage of total investments.

EIGHTEEN

HATTERAS FUNDS

Hatteras Alpha Hedged Strategies Fund
Hatteras Beta Hedged Strategies Fund
Hatteras Long/Short Equity Fund
Hatteras Long/Short Debt Fund

Financial Statements

For the period ended June 30, 2011

HATTERAS FUNDS
For the period ended June 30, 2011

Table of Contents

Schedules of Investments	2-5

Statements of Assets and Liabilities	6

Statements of Operations	7

Statements of Changes in Net Assets	8-11

Notes to Financial Statements	12-38

Financial Highlights	39-47

Expense Example	48-51

Notice of Privacy Policy and Practices	52-53

HATTERAS ALTERNATIVE MUTUAL FUNDS
HATTERAS ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

	Shares or
	Principal Amount	Value

Underlying Funds Trust — 98.0%
Event Drivena	8,183,162	$73,780,455
Long/Short Equitya	14,921,163	100,273,345
Market Neutrala	5,822,808	48,721,818
Relative Value-Long/Short Debta	9,685,096	84,664,981

Total Underlying Funds Trust (Cost $274,468,113)		$307,440,599

Repurchase Agreements — 1.9%
JP Morgan 0.00%, dated 6/30/2011,
due 07/01/2011, repurchase price 6,000,617b	$6,000,617	6,000,617

Total Repurchase Agreements (Cost $6,000,617)		6,000,617

Total Investments (Cost $280,468,730) — 99.9%		313,441,216
Other Assets in Excess of Liabilities — 0.1%		134,692

Total Net Assets — 100.0%		$313,575,908

Percentages are stated as a percent of net assets.

Footnotes
a — non-income producing
b — collateralized by U.S. Treasury Notes with a market value of $6,624,047

The accompanying notes are an integral part of these financial statements.

TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS
HATTERAS BETA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

	Principal Amount	Value

Repurchase Agreements — 100.6%
JP Morgan 0.00%, dated 6/30/2011,
due 07/01/2011, repurchase price 1,553,968a	$1,553,968	$1,553,968

Total Repurchase Agreements (Cost $1,553,968)		1,553,968

Total Investments (Cost $1,553,968) — 100.6%		1,553,968
Liabilities in Excess of Other Assets — (0.6)%		(9,405)

Total Net Assets — 100.0%		$1,544,563

Percentages are stated as a percent of net assets.

Footnotes

a — collateralized by U.S. Treasury Notes with a market value of $1,585,052

See Note 9 Subsequent Events

The accompanying notes are an integral part of these financial statements.

THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS
HATTERAS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

	Shares or
	Principal Amount	Value

Underlying Funds Trust — 96.4%
Long/Short Equitya	5,638,735	$37,893,482

Total Underlying Funds Trust
(Cost $37,778,258)		$37,893,482

Money Market Fund — 1.6%
STIT Liquid Asset Portfolio, 0.06%b	$648,415	648,415

Total Money Market Fund (Cost $648,415)		648,415

Total Investments (Cost $38,426,673) — 98.0%		38,541,897
Other Assets in Excess of Liabilities — 2.0%		779,331

Total Net Assets — 100.0%		$39,321,228

Percentages are stated as a percent of net assets.

Footnotes
a — non-income producing
b — Rate shown is the seven day yield as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS
HATTERAS LONG/SHORT DEBT FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

	Shares or
	Principal Amount	Value

Underlying Funds Trust — 96.6%
Relative Value-Long/Short Debta	4,327,795	$37,832,636

Total Underlying Funds Trust
(Cost $37,739,654)		$37,832,636

Money Market Fund — 1.6%
STIT Liquid Asset Portfolio, 0.06%b	$624,198	624,198

Total Money Market Fund (Cost $624,198)		624,198

Total Investments (Cost $38,363,852) — 98.2%		38,456,834
Other Assets in Excess of Liabilities — 1.8%		690,102

Total Net Assets — 100.0%		$39,146,936

Percentages are stated as a percent of net assets.

Footnotes

a — non-income producing
b — Rate shown is the seven day yield as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

			Long/Short	Long/Short
	Alpha	Beta	Equity	Debt
Assets:
Investments in affiliated Portfolios, at value
(cost $274,468,113, $0, $37,778,258, $37,739,654)	$307,440,599	$—	$37,893,482	$37,832,636
Repurchase Agreements (cost $6,000,617,
$1,553,968, $0, $0)	6,000,617	1,553,968	—	—
Investments in money market funds (cost $0 $0,
$648,415, $624,198)	—	—	648,415	624,198
Receivable for Fund shares issued	1,829,604	—	824,868	735,573
Dividends and interest receivable	1,521	49	3	3
Total Assets	315,272,341	1,554,017	39,366,768	39,192,410
Liabilities:
Payable for Fund shares redeemed	967,864	6,532	44,416	44,367
Accrued management fee	77,535	—	—	—
Accrued distribution fee	34,388	1,631	7	6
Accrued shareholder servicing fee	72,611	282	1	1
Accrued interest expense	105,824	—	—	—
Accrued operating services fee	438,211	1,009	1,116	1,100
Total Liabilities	1,696,433	9,454	45,540	45,474
Net Assets	$313,575,908	$1,544,563	$39,321,228	$39,146,936
Net Assets Consist of:
Shares of beneficial interest	$342,139,498	$7,938,401	$39,207,174	$39,055,100
Undistributed net investment income (loss)	(1,926,865)	(10,728)	(1,170)	(1,146)
Accumulated net realized gain (loss)	(59,609,211)	(6,383,110)	—	—
Net unrealized appreciation (depreciation) on
Investments	32,972,486	—	115,224	92,982
Total Net Assets	$313,575,908	$1,544,563	$39,321,228	$39,146,936
No Load Shares
Net assets	$289,152,678	$1,257,066
Shares outstanding (1 billion shares authorized
for the Trust, $0.001 par value, See Note 1)	26,881,130	119,176
Net asset value, redemption price and offering
price per share	$10.76	$10.55
Class A Shares
Net assets	$170,456		$250,787	$114,205
Shares outstanding (1 billion shares authorized
for the Trust, $0.001 par value, See Note 1)	15,841		25,109	11,506
Net asset value and redemption price per share	$10.76		$9.99	$9.93
Maximum offering price per share*	$11.24		$10.43	$10.37
Class C Shares
Net assets	$24,252,774	$287,497
Shares outstanding (1 billion shares authorized
for the Trust, $0.001 par value, See Note 1)	2,294,917	28,158
Net asset value, redemption price and offering
price per share	$10.57	$10.21
Institutional Class Shares
Net assets			$39,070,441	$39,032,731
Shares outstanding (1 billion shares authorized
for the Trust, $0.001 par value, See Note 1)			3,911,239	3,929,231
Net asset value, redemption price and offering
price per share			9.99	9.93

*
The maximum sales load at June 30, 2011 for the Hatteras Alpha Hedged Strategies Fund Class A, Hatteras Long/Short Equity Fund Class A and Hatteras Long/Short Debt Fund Class A was 4.25%. On August 23, 2011, this was changed to 4.75%, See Note 9 of the Notes to Financial Statements. The remaining share classes and Hatteras Beta Hedged Strategies Fund are not subject to a sales load.

The accompanying notes are an integral part of these financial statements.

SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2011 (Unaudited)

			Long/Short	Long/Short
	Alpha	Beta	Equity*	Debt*

Investment Income:
Income distributions from affiliated
Portfolios	$—	$—	$—	$—
Interest income	2,026	61	3	3
Total Investment Income	2,026	61	3	3
Expenses:
Shareholder servicing fees (No Load Shares)	408,701	2,012	—	—
Shareholder servicing fees (Class A Shares)	—	—	4	3
Distribution fees (Class A Shares)*	8	—	7	6
Distribution fees (Class C Shares)	111,734	1,622	—	—
Management Fees	156,328	—	—	—
Operating service fees (No Load)	1,648,982	5,956	—	—
Operating service fees (Class A Shares)	62	—	33	25
Operating service fees (Class C Shares)	112,402	1,199	—	—
Operating service fees (Institutional Shares)	—	—	1,129	1,115
Total operating expenses before interest on
short positions	2,438,217	10,789	1,173	1,149
Interest expense on credit facility	224,497	—	—	—
Total Expenses	2,662,714	10,789	1,173	1,149
Fees waived (No Load Shares)	(84,275)	—	—	—
Net Expenses	2,578,439	10,789	1,173	1,149
Net Investment Income	(2,576,413)	(10,728)	(1,170)	(1,146)
Realized and Unrealized Gain (Loss)
Realized gain (loss) from sales of affiliated
Portfolios	847,337	449,367	—	—
Realized gain distributions from affiliated
Portfolios	—	—	—	—
Net Realized Gain (Loss)	847,337	449,367	—	—
Change in unrealized appreciation
(depreciation) on:
Affiliated Portfolios	11,811,155	(354,563)	115,224	92,982
	11,811,155	(354,563)	115,224	92,982
Net Realized and Unrealized Gain (Loss)	12,658,492	94,804	115,224	92,982
Net Increase (Decrease) in Net Assets
Resulting from Operations	$10,082,079	$84,076	$114,054	$91,836

*	Long/Short Equity, Long/Short Debt, and Class A shares of Alpha commenced operations of May 2, 2011.

The accompanying notes are an integral part of these financial statements.

SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
HATTERAS ALPHA HEDGED STRATEGIES	June 30, 2011	Year Ended
FUND	(Unaudited)	December 31, 2010
Operations:
Net investment income (loss)	$(2,576,413)	$(3,496,211)
Net realized gain (loss) on affiliated Portfolios	847,337	(9,416,645)
Change in unrealized appreciation
(depreciation) on affiliated Portfolios	11,811,155	24,784,825
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,082,079	11,871,969
Dividends and Distributions to Shareholders:
Net investment income
No Load Shares	—	(695,617)
Class C Shares	—	—
Capital Gain Distributions
No Load Shares	—	—
Class C Shares	—	—
Total Dividends and Distributions	—	(695,617)
Capital Share Transactions:
No Load Shares
Proceeds from shares sold	107,969,218	187,678,637
Proceeds from shares issued to holders in
reinvestment of dividends	—	648,398
Cost of shares redeemed	(126,009,141)	(138,046,850)
A Shares^
Proceeds from shares sold	170,549	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Cost of shares redeemed	(991)	—
C Shares
Proceeds from shares sold	6,992,259	5,505,258
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Cost of shares redeemed	(3,861,061)	(8,071,490)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions	(14,739,167)	47,713,953
Total Increase (Decrease) in Net Assets	(4,657,088)	58,890,305
Net Assets
Beginning of period	318,232,996	259,342,691
End of period	$313,575,908	$318,232,996
* Including undistributed net investment
income (loss)	$(1,926,865)	$649,548

^ Class A shares commenced operations on May 2, 2011.

The accompanying notes are an integral part of these financial statements.

EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
HATTERAS BETA HEDGED	June 30, 2011	Year Ended
STRATEGIES FUND	(Unaudited)	December 31, 2010
Operations:
Net investment income (loss)	$(10,728)	$(36,587)
Net realized gain (loss) on affiliated
Portfolios	449,367	(143,646)
Change in unrealized appreciation
(depreciation) on affiliated Portfolios	(354,563)	306,766
Net Increase (Decrease) in Net Assets
Resulting from Operations	84,076	126,533
Dividends and Distributions to
Shareholders:
Net investment income
No Load Shares	—	—
Class C Shares	—	—
Capital Gain Distributions
No Load Shares	—	—
Class C Shares	—	—
Total Dividends and Distributions	—	—
Capital Share Transactions:
No Load Shares
Proceeds from shares sold	168,249	290,690
Proceeds from shares issued to holders
in reinvestment of dividends	—	—
Cost of shares redeemed	(721,849)	(2,741,131)
C Shares
Proceeds from shares sold	1,800	9,066
Proceeds from shares issued to holders
in reinvestment of dividends	—	—
Cost of shares redeemed	(128,701)	(378,981)
Net Increase (Decrease) in Net Assets
from Capital Share Transactions	(680,501)	(2,820,356)
Total Increase (Decrease) in Net Assets	(596,425)	(2,693,823)
Net Assets
Beginning of period	2,140,988	4,834,811
End of period	$1,544,563	$2,140,988
* Including undistributed net investment
income (loss)	$(10,728)	$—

The accompanying notes are an integral part of these financial statements.

NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2011
HATTERAS LONG/SHORT EQUITY FUND	(Unaudited)^
Operations:
Net investment income (loss)	$(1,170)
Net realized gain (loss) on affiliated Portfolios	—
Change in unrealized appreciation (depreciation) on affiliated
Portfolios	115,224
Net Increase (Decrease) in Net Assets Resulting from Operations	114,054
Dividends and Distributions to Shareholders:
Net investment income
Class A Shares	—
Institutional Shares	—
Capital Gain Distributions
Class A Shares	—
Institutional Shares	—
Total Dividends and Distributions	—
Capital Share Transactions:
Class A Shares
Proceeds from shares sold	250,492
Proceeds from shares issued to holders in reinvestment of
dividends	—
Cost of shares redeemed	—
Institutional Shares
Proceeds from shares sold	39,011,631
Proceeds from shares issued to holders in reinvestment of
dividends	—
Cost of shares redeemed	(54,949)
Net Increase (Decrease) in Net Assets from Capital Share
Transactions	39,207,174
Total Increase (Decrease) in Net Assets	39,321,228
Net Assets
Beginning of period	—
End of period	$39,321,228
* Including undistributed net investment income (loss)	$(1,170)

^ Commenced operations on May 2, 2011.

The accompanying notes are an integral part of these financial statements.

TEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2011
HATTERAS LONG/SHORT DEBT FUND	(Unaudited)^
Operations:
Net investment income (loss)	$(1,146)
Net realized gain (loss) on affiliated Portfolios	—
Change in unrealized appreciation (depreciation) on affiliated
Portfolios	92,982
Net Increase (Decrease) in Net Assets Resulting from Operations	91,836
Dividends and Distributions to Shareholders:
Net investment income
Class A Shares	—
Institutional Shares	—
Capital Gain Distributions
Class A Shares	—
Institutional Shares	—
Total Dividends and Distributions	—
Capital Share Transactions:
Class A Shares
Proceeds from shares sold	114,103
Proceeds from shares issued to holders in reinvestment of
dividends	—
Cost of shares redeemed	—
Institutional Shares
Proceeds from shares sold	38,995,918
Proceeds from shares issued to holders in reinvestment of
dividends	—
Cost of shares redeemed	(54,921)
Net Increase (Decrease) in Net Assets from Capital Share
Transactions	39,055,100
Total Increase (Decrease) in Net Assets	39,146,936
Net Assets
Beginning of period	—
End of period	$39,146,936
* Including undistributed net investment income (loss)	$(1,146)

^ Commenced operations on May 2, 2011.

The accompanying notes are an integral part of these financial statements.

ELEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited)

1.   ORGANIZATION
Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing five non-diversified series of shares to investors. These financial statements contain the following four series: Hatteras Alpha Hedged Strategies Fund (“Alpha”), Hatteras Beta Hedged Strategies Fund (“Beta”); Hatteras Long/Short Equity Fund (“Long/Short Equity”); and Hatteras Long/Short Debt Fund (“Long/ Short Debt Fund). Until August 30, 2010, Hatteras Alpha Hedged Strategies Fund was known as Alpha Hedged Strategies Fund and Hatteras Beta Hedged Strategies Fund was known as Beta Hedged Strategies Fund. Hatteras Long/Short Equity Fund and Hatteras Long/Short Debt Fund commenced operations on May 2, 2011. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate statements as their performance has impacted the results of Alpha, Beta, Long/Short Equity, and Long/Short Debt (the “Funds”).

Alpha offers No Load Shares; Class A Shares and Class C Shares; Beta offers No Load Shares and Class C Shares; Long/Short Equity and Long/Short Debt offer Class A Shares and Institutional shares. Class A shares of Alpha commenced operations on May 2, 2011. The Class A shares for Alpha, Long/Short Equity, and Long/Short Debt have a sales charge (load) of 4.75%. All Class A shares have an annual 12b-1 fee of 0.25%. The Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%.

Underlying Funds Trust (the “UFT”), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006 Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management

TWELVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

1.   ORGANIZATION (CONTINUED)
investment companies (the “Portfolio(s)”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Funds and the UFT:

Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Funds’ and the UFT have not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Security Valuation
The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed

THIRTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Valuation (continued)
income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset

FOURTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Valuation (continued)
value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2011:

Alpha	Level 1	Level 2	Level 3	Total

Underlying Funds Trust	$—	$307,440,599	$—	$307,440,599
Repurchase Agreements	—	6,000,617	—	6,000,617

Total Investments in Securities	$—	$313,441,216	$—	$313,441,216

Beta	Level 1	Level 2	Level 3	Total

Underlying Funds Trust	$—	$—	$—	$—
Repurchase Agreements	—	1,553,968	—	1,553,968

Total Investments in Securities	$—	$1,553,968	$—	$1,553,968

Long/Short Equity	Level 1	Level 2	Level 3	Total

Underlying Funds Trust	$—	$37,893,482	$—	$37,893,482
Money Market Funds	—	648,415	—	648,415

Total Investments in Securities	$—	$38,541,897	$—	$38,541,897

FIFTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Valuation (continued)

Long/Short Debt	Level 1	Level 2	Level 3	Total

Underlying Funds Trust	$—	$37,832,636	$—	$37,832,636
Money Market Funds	—	624,198	—	624,198

Total Investments in
Securities	$—	$38,456,834	$—	$38,456,834

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Funds’ investments in shares of the UFT, repurchase agreements, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in their financial statements.

Security Transactions, Investment Income and Realized Gain and Loss
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Portfolios are in conformity with U.S. generally accepted accounting principles.

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each

SIXTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Repurchase Agreements (continued)
repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity

SEVENTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Convertible Securities (continued) of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales
The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts
The Portfolios may purchase and sell futures contracts. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Relative Value-Long/

EIGHTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Futures Contracts (continued)
Short Debt uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise

NINETEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Options (continued)
price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Credit Default Swaps
The Portfolios may invest in credit default swaps. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If a Portfolio is a seller of protection, and no event of default occurs, the Portfolio, as a seller of protection, will have received a stream of payments from the buyer of protection. However, if an event of default occurs, the Portfolio must pay the buyer the full notional value of the contract. If a Portfolio is a buyer of protection and no event of default occurs, the Portfolio will have made a stream of payments to the seller of protection. However, if an event of default occurs, the Portfolio, as buyer of protection of the underlying reference entity, will receive the full notional value of the contract.The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of

TWENTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Credit Default Swaps (continued)
collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Derivative Transactions
The Funds did not directly engage in any derivative transactions during the six months ended June 30, 2011. All derivative transactions were implemented within the Portfolios. The financial statement treatment and impact on each Portfolio can be found in the separate financial statements of the UFT. The Portfolios’ use of derivatives for the six months ending June 30, 2011 included options, futures, and swaps contracts.

Restricted Securities
The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated

TWENTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Restricted Securities (continued)
value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments in the UFT.

To Be Announced (“TBA”) Transactions
The Portfolios may purchase securities on a forward commitment or on a “To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Taxes and Distributions to Shareholders
The Funds intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2010. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2010, open Federal tax years include the tax years ended December 31, 2007 through December 31, 2010, open New York tax years include the tax years ended December 31, 2007 through December 31, 2009 and open North Carolina tax years include the tax years ended December 31, 2009 through December 31, 2010. The Funds have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

TWENTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Taxes and Distributions to Shareholders (continued)
For the six months ended June 30, 2011, the Funds did not receive distributions from the UFT. For the year ended December 31, 2010, Alpha received $1,233,705 in short-term capital gain from Income Arbitrage Portfolio — 1.

Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.   UNDERLYING FUNDS TRUST
Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

In 2009, the Board authorized and ratified certain updates regarding the renaming of certain series of UFT the purchase of all of the assets of certain series of UFT by other series of UFT, in accordance with the requirements of Rule 17a-7 (“17a-7 transactions”) of the 1940 Act, as amended. In January 2010, the assets of Energy and Natural Resources Portfolio were transferred to Long/Short Equity. In June 2010, the assets of Income Arbitrage Portfolio — 1 were transferred to Relative Value-Long/Short Debt. These purchases were funded via subscriptions from Alpha and Beta, which are shown separately on the Statements of Changes of the Portfolios. The results of investment in these funds are included in these statements because Alpha and Beta invested in the funds during the period.

As of June 30, 2011, the UFT consisted of the following Portfolios:

•	Event Driven

TWENTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

3.   UNDERLYING FUNDS TRUST (CONTINUED)
•	Long/Short Equity
•	Market Neutral (formerly known as Market Neutral)
•	Relative Value-Long/Short Debt

For federal income tax purposes these consolidations between the Portfolios were considered nontaxable reorganizations under Section 368(a)(1)(D) of the Internal Revenue Code, as amended in 1986. Therefore no capital gain or loss will be realized by the closing Portfolios in the consolidation process. The securities transferred from the closing funds to the four remaining funds through the consolidation will retain their original tax cost basis that they previously held prior to the consolidation.

For book purposes, the securities transferred from the closing Portfolios to the four surviving Portfolios have a new cost basis equal to the current value on the date of the transfer. The closing Portfolios recognized realized gains and losses upon transfer of these securities.

Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held

TWENTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

3.   UNDERLYING FUNDS TRUST (CONTINUED) by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Distressed Securities Strategies: The Portfolio may employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

Relative Value-Long/Short Debt/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Merger Arbitrage — long and short positions in securities involved in an announced merger deal.

Long/Short Equity

Investment Objective
Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

TWENTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

3.   UNDERLYING FUNDS TRUST (CONTINUED)
The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Long/Short Equity Strategies: The Portfolio will utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Market Neutral

Investment Objective
Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

TWENTY-SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

3.   UNDERLYING FUNDS TRUST (CONTINUED)
The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value-Long/Short Debt/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value-Long/Short Debt

Investment Objective
Relative Value-Long/Short Debt seeks to achieve current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies. The Portfolio has no policy with respect to the

TWENTY-SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

3.   UNDERLYING FUNDS TRUST (CONTINUED)
credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategies to be employed by the Portfolio include:

Relative Value-Long/Short Debt/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Convertible Bond Arbitrage — hedged investing in the convertible bond securities of a company. A typical position would be long the convertible bond and short the common stock of the same company. This may also include Fixed Income or Interest Rate Arbitrage, which includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Financial Information
The selected financial information presented below is for the Portfolios of the UFT.

TWENTY-EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

3.   UNDERLYING FUNDS TRUST (CONTINUED)

	Six Months Ended		Year Ended
	June 30, 2011		December 31, 2010
	Total	Portfolio	Total	Portfolio
	Return	Turnover Rate	Return	Turnover Rate

Event Driven	6.12%	115%	16.30%	233%
Long Short Equity	5.99%	148%	-3.21%	427%
Market Neutral	-0.43%	104%	-1.98%	228%
Relative Value — Long/Short Debt	2.82%	65%	13.79%	116%

Purchases and sales of the Portfolios for the six months ended June 30, 2011 (excluding short-term investments) were as follows:

	Alpha		Beta
	Purchases	Sales	Purchases	Sales
Event Driven	$6,453,987	$18,600,000	$—	$ 821,783
Long Short Equity	28,703,738	22,675,000	—	950,600
Market Neutral	7,300,883	25,174,277	—	—
Relative Value — Long/Short Debt	27,980,717	18,950,000	—	320,749

Total Purchases and Sales	$70,439,325	$85,399,277	$—	$2,093,132

			Long/Short
	Long/Short Equity		Debt
	Purchases	Sales	Purchases	Sales
Event Driven	$—	$—	$—	$—
Long Short Equity	37,778,308	49	—	—
Market Neutral	—	—	—	—
Relative Value — Long/Short Debt	—	—	37,739,696	42

Total Purchases and Sales	$37,778,308	$49	$37,739,696	$42

TWENTY-NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

4.   FEDERAL INCOME TAXES
The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows:

	Alpha	Beta
Cost of Investments	$299,112,578	$1,798,981
Gross tax unrealized appreciation	23,655,679	354,563
Gross tax unrealized depreciation	(5,041,406)	—

Net tax unrealized appreciation (depreciation)	$18,614,273	$354,563

At December 31, 2010, the components of distributable earnings/(losses) on a tax basis were as follows:

	Alpha	Beta
Net unrealized appreciation/(depreciation)	$18,614,273	$354,563
Undistributed ordinary income	336,748	—
Capital loss carryover	(58,855,323)	(6,832,477)
Accumulated other gain (loss)	1,258,633	—

Total distributable earnings /(losses)	$(38,645,669)	$(6,477,914)

The tax character of distributions for the Funds was as follows:

Year Ended
December 31,
2010
	Alpha	Beta

Distributions paid from:
Ordinary income	$695,617	$—
Long-term capital gain	—	—

	$695,617	$—

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2010.

THIRTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

4.   FEDERAL INCOME TAXES (CONTINUED)
As of December 31, 2010, the Portfolios had accumulated capital loss carryovers of:

	Capital Loss
	Carryover	Expires

Hatteras Alpha Hedged Strategies Fund*	$39,006,371	12/31/2015
Hatteras Alpha Hedged Strategies Fund^	19,848,952	12/31/2016
Hatteras Beta Hedged Strategies Fund	4,682,713	12/31/2016
Hatteras Beta Hedged Strategies Fund	1,917,768	12/31/2017
Hatteras Beta Hedged Strategies Fund	231,996	12/31/2018
*	The entire amount of $39,006,371 is related to the merger of the Equity Options Overlay Portfolio the Long/Short Equity-Global Portfolio and the Global Hedged Income Portfolio.
^	The entire amount of $19,848,952 is related to the merger of the Long/Short Equity Health-care /Biotech Portfolio, the Long/Short Equity-REIT Portfolio and the Global Hedged Income Portfolio.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Tax Information” section of the financial statement notes for the fiscal year ending December 31, 2011.

No distribution calculation is required as of June 30, 2011 for Long/Short Equity and Long/Short Debt.

5.   INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS
Investment Advisor
Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Funds, and the Advisor (the “Advisory Agreement”), the Advisor is

THIRTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

5.   INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)
Investment Advisor (continued)
entitled to receive a monthly management fee based upon the average daily net assets of each of the Funds at the following annual rates:

Alpha Fund	0.25%
Long/Short Equity Fund	0.00%
Long/Short Debt Fund	0.00%

Additionally, each Portfolio pays a management fee of 1.75% of such Portfolio’s average daily net assets to the Advisor, pursuant to the UFT’s investment advisory agreement with the Advisor.

The Advisor is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have entered into agreements with the Advisor (“Shareholder Servicing Agreement”) and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Advisor receives an annual shareholder servicing fee equal to 0.25% of the average daily net assets of the Funds’ No Load and Class A shares from which the shareholder servicing agents are paid. Effective June 7, 2011, the shareholder servicing fee was removed from the Class A shares.

The Advisor has also entered into an Operating Services Agreement, as amended (the“Services Agreement”) with the Funds to provide virtually all day-to-day services to the Funds. The Funds pay the Advisor an annual operating services fee at the following annual rates:

Alpha Fund	1.49%
Long/Short Equity Fund — Class A	0.74%
Long/Short Equity Fund — Institutional Class	0.49%
Long/Short Debt Fund — Class A	0.74%
Long/Short Debt Fund — Institutional Class	0.49%

Additionally, the UFT has entered into a similar operating services agreement with the Advisor, under which, each Portfolio pays the Advisor 0.25% of the Portfolio’s

THIRTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

5.   INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)
Investment Advisor (continued)
average daily net assets. The combined effect of the UFT’s management fee and operating services agreement is a total annual operating expense of 2.00% for the UFT. Because the Funds primarily invest in the UFT, these acquired fund fees and expenses, combined with the Advisory Agreement, the Shareholder Servicing Agreement, the Rule 12b-1 Plan and the Services Agreement, result in a cap or ceiling on each Fund’s ordinary annual operating expenses at the following annual rates (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses):

				Institutional
	No Load	Class A	Class C	Class
Alpha Fund	3.99%	3.99%	4.74%	n/a
Long/Short Equity Fund	n/a	2.99%	n/a	2.49%
Long/Short Debt Fund	n/a	2.99%	n/a	2.49%

Under the terms of the Services Agreement, subject to the supervision of the Board of Trustees, the Advisor will provide, or arrange to provide, essentially all day-to-day operational services to the Funds. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Funds as well as related bookkeeping expenses.

Furthermore, the Advisor has entered into an Expense Limitation Agreement with the Trust on behalf of the Alpha Fund. The Expense Limitation Agreement will be for consecutive one year terms, terminable by the Board or the Advisor at the end of each term by providing 60 days’ notice, and will be in effect at least through April 30, 2012. The Agreement institutes the following breakpoint schedule applicable to the fees of the Fund (including management, operating services and shareholder servicing fees, but excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales,

THIRTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

5.   INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)
Investment Advisor (continued)
taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses):

Alpha Fund Assets for No	Fee Limitation (based on	Fee Limitation based on
Load, Class A and Class C	average daily net assets)	average daily net assets)
	No Load and Class A	Class C
First $0 to $300 million	3.99%	4.74%
Assets in excess of $300 million	2.99%	3.74%

Pursuant to the Expense Limitation Agreement and the schedule described above, the Services Agreement is subject to a breakpoint pricing schedule. The operating services fee paid under the Services Agreement will be 1.49% of the Alpha Fund’s average daily net assets of No Load, Class A and Class C shares up to $300 million and 0.49% on No Load, Class A and Class C share assets in excess of $300 million. The Operating Services Fee is estimated at 1.35% for the current fiscal year. Any waiver in management fees or payment of Alpha Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests. This recoupment may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense limitation. The Advisor may request recoupment for management fee waivers and/or Fund expense payments made in the prior three fiscal years from the date the fees were waived and/or expenses were paid. Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

Distribution
Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the “Distributor”) for the Funds. The Advisor compensates the Distributor under a distribution agreement in place between the two entities. The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Advisor receives an annual distribution and service (Rule 12b-1) fee equal to 0.25% of the Class A shares’ average daily net assets.

THIRTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

5.   INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)
Distribution (continued)
The Alpha Class C and Beta Class C shares are subject to a Rule 12b-1 Distribution Plan. The 12b-1 fee is in the amount of 1.00% of the average daily net assets attributable to Class C shares.

Acquired Fund Fees and Expenses
The Funds indirectly incur expenses through their investment in the Portfolios. The Advisor receives a management fee, payable monthly, for the performance of advisory services to the Portfolios at an annual rate of 1.75% of the average daily net assets of the Portfolios. The advisory fee will be accrued daily for the purpose of determining the offering and redemption price of the Portfolios’ shares. Additionally, the Portfolios have entered into an operating services agreement, under which each Portfolio pays the Advisor 0.25% of such Portfolio’s average daily net assets.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

Other Service Providers
US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers
The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

THIRTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

6.   CAPITAL SHARE TRANSACTIONS
Transactions in shares of each Portfolio were as follows:

	Alpha	Alpha	Alpha	Beta	Beta
	No Load	Class A	Class C	No Load	C Class

Shares outstanding, December 31, 2009	23,697,625	—	2,255,004	422,481	79,738
Shares sold	18,609,865	—	552,075	29,742	23
Shares issued to shareholders in
reinvestment of distributions	62,167	—	—	—	—
Shares redeemed	(13,776,445)		(808,965)	(280,611)	(39,035)
Shares outstanding, December 31, 2010	28,593,212	—	1,998,114	171,612	40,726
Shares sold	10,077,050	15,934	663,384	15,949	176
Shares issued to shareholders in
reinvestment of distributions	—	—	—	—	—
Shares redeemed	(11,789,132)	(93)	(366,581)	(68,385)	(12,744)
Shares outstanding, June 30, 2011	26,881,130	15,841	2,294,917	119,176	28,158

Transactions in shares of each Portfolio were as follows:

		Long/Short		Long/Short
	Long/Short	Equity	Long/Short	Debt
	Equity	Institutional	Debt	Institutional
	Class A	Class	Class A	Class

Shares outstanding, December 31, 2010	—	—	—	—
Shares sold	25,109	3,916,745	11,506	3,934,764
Shares issued to shareholders in
reinvestment of distributions	—	—	—	—
Shares redeemed	—	(5,506)	—	(5,533)

Shares outstanding, June 30, 2011	25,109	3,911,239	11,506	3,929,231

7.      CREDIT FACILITY
For cash management purposes, Alpha has the ability to utilize a credit facility provided by Deutsche Bank under a Loan and Pledge Agreement (“Agreement”) dated August 8, 2008. The Agreement was amended on October 22, 2010, extending the facility until October 31, 2011. Alpha may borrow up to 27.5% of the fund’s net assets, with a maximum principal amount of $50,000,000. Alpha’s investments in the UFT are pledged as collateral for the credit facility. The Agreement can be terminated by either the Funds or Deutsche Bank. Alpha pays a 1% facility fee under the Agreement on the maximum principal amount.

At June 30, 2011, no amount was outstanding under the Agreement. The maximum amount outstanding during the six months ending June 30, 2011 under

THIRTY-SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

7.   CREDIT FACILITY (CONTINUED)
the credit facility for Alpha was $50,000,000. For the same period Alpha had an outstanding average daily balance of $828,729, under the credit facility. For the six months ended June 30, 2011, the weighted average rate paid on the loan for Alpha was 0.87%. As collateral for the loan, Alpha is required under the loan and pledge agreements to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

8.   NEW ACCOUNTING PRONOUNCEMENT
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact the update will have on the financial statements.

9.   SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On May 23, 2011 the Board approved a plan of liquidation for Beta. Effective June 15, 2011, in anticipation of the liquidation, Beta was no longer accepting purchases. Beta liquidated its assets on August 1, 2011.

On August 23, 2011, the Board approved the filing of a registration statement establishing and designating the following new series of Trust:

Hatteras Managed Futures Fund

The Board also approved the name change of the following series of Underlying Funds Trust:

Market Neutral (Formerly known as Market Neutral)

THIRTY-SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (concluded)

9.   SUBSEQUENT EVENTS (CONTINUED)
On August 1, 2011, a registration statement was filed establishing and designating the following new series of Underlying Funds Trust:
Managed Futures

Furthermore, the following sales charges for Class A shares of a Fund are revised as follows:

	Sales Charge as a %	Sales Charge as %	Dealer
Investment Amount	of Offering Price	of Net Amount Invested	Reallowance
Less than $100,000	4.75%	4.99%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	2.75%	2.83%	2.50%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 and above	0.00%	0.00%	See Below

The Distributor will receive all initial sales charges for the purchase of Class A shares of a Fund without a dealer of record.

A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, and 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares. As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed, as described above.

THIRTY-EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
FINANCIAL HIGHLIGHTS

	No Load
											Period from
											August 1,
	Six Months										2006		Year
	Ended June 30,										through		Ended
Hatteras Alpha Hedged	2011		Year Ended December 31,								December 31,		July 31,
Strategies Fund	(Unaudited)		2010		2009		2008		2007		2006	1	2006
Per Share Data2:
Net Asset Value, Beginning of
Period	$10.41		$10.00		$8.95		$13.30		$13.27		$12.85		$12.10
Gain (Loss) from Investment
Operations:
Net investment income (loss)3,8	(0.08)		(0.12)		(0.13)		(0.16)		0.04		0.10		(0.05	)7
Net realized and unrealized gain
(loss) on investments	0.43		0.55		1.80		(4.04)		1.02		0.32		0.84	7
Total Gain (Loss) from
Investment Operations	0.35		0.43		1.67		(4.20)		1.06		0.42		0.79
Less Dividends and
Distributions:
Net investment income	—		(0.02)		(0.62)		(0.13)		(0.25)		—		(0.04)
Net realized gains	—		—		—		(0.02)		(0.78)		—		—
Total Dividends and
Distributions	—		(0.02)		(0.62)		(0.15)		(1.03)		—		(0.04)
Net Asset Value, End of Period	$10.76		$10.41		$10.00		$8.95		$13.30		$13.27		$12.85
Total Return	3.36	%5	4.34%		18.95%		(31.63)%		8.25%		3.27	%5	6.56%
Ratios/Supplemental Data:
Net assets (000’s omitted), end
of period	$289,153		$297,715		$236,957		$314,600		$704,681		$279,109		$245,399
Ratio of expenses including
dividends on short positions
and interest expense to
average net assets:	4.54	%4,6,9	4.78	%4,9	5.97	%4,9	5.84	%4,9	6.10	%4,9	4.51	%4,6	5.75	%4
Ratio of expenses excluding
dividends on short positions
and interest expense to
average net assets:	3.87	%4,6	3.90	%4	3.99	%4	3.99	%4	3.99	%4	3.99	%4,6	3.99	%4
Ratio of net investment income
(loss) including dividends on
short positions and interest
expense to average net assets:	(1.42	%)6	(1.17)%		(1.35)%		(1.32)%		0.32%		1.92	%6	(0.42	%)7
Ratio of dividends on short
positions and interest expense
to average net assets:	0.67	%6,9	0.88	%9	1.98	%9	1.85	%9	2.11	%9	0.52	%6	1.76%
Portfolio turnover rate	21%		33%		54%		19%		0%		3%		137%

1	The fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2011, the years ended December 31, 2010, December 31, 2009, December 31, 2008, and December 31, 2007, the period ended December 31, 2006, and the year ended July 31, 2006, was ($0.07), ($0.10), ($0.09), ($0.05), $0.18, $0.13, and $0.21, respectively.

4
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2011 and the year ended December 31, 2010, the indirect annualized expense ratio for such expenses is 2.57% and 2.91%, respectively, for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
8	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
9	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

THIRTY-NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)

	Class A
	Period from
	May 2, 2011
	through
	June 30, 20111
Hatteras Alpha Hedged Strategies Fund	(Unaudited)

Per Share Data2:
Net Asset Value, Beginning of Period	$10.81
Gain (Loss) from Investment Operations:
Net investment income (loss)3,7	(0.03)
Net realized and unrealized gain (loss) on investments	(0.02)
Total Gain (Loss) from Investment Operations	(0.05)
Less Dividends and Distributions:
Net investment income	—
Net realized gains	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$10.76
Total Return	(0.46%	)5
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$170
Ratio of expenses including dividends on short positions and interest expense to average net assets:	4.71	%4,6,8
Ratio of expenses excluding dividends on short positions and interest expense to average net
assets:	3.90	%4,6
Ratio of net investment income (loss) including dividends on short positions and interest expense
to average net assets:	(2.12	%)6
Ratio of dividends on short positions and interest expense to average net assets:	0.81	%6,8
Portfolio turnover rate	3%

1	The class commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net investment income (loss) per share before interest expense and dividends on short positions for the period from May 2, 2011 through June 30, 2011, was ($0.03) per share.
4
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from May 2, 2011 through June 30, 2011, the indirect annualized expense ratio for such expenses is 1.91% for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
8	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

FORTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
											Period from
											August 1,
	Six Months										20061
	Ended June 30,										through
Hatteras Alpha Hedged Strategies	2011		Year Ended December 31,								December 31,
Fund	(Unaudited)		2010		2009		2008		2007		2006

Per Share Data:2
Net Asset Value, Beginning of Period	$10.27		$9.93		$8.88		$13.18		$13.21		$12.85
Gain (Loss) from Investment
Operations:
Net investment income (loss)3,7	(0.12)		(0.19)		(0.20)		(0.24)		(0.06)		0.26
Net realized and unrealized gain
(loss) on investments	0.42		0.53		1.79		(3.99)		1.01		0.10
Total Gain (Loss) from Investment
Operations	0.30		0.34		1.59		(4.23)		0.95		0.36
Less Dividends and Distributions:
Net investment income	—		—		(0.54)		(0.06)		(0.23)		—
Net realized gains	—		—		—		(0.01)		(0.75)		—
Total Dividends and Distributions	—		—		(0.54)		(0.07)		(0.98)		—
Net Asset Value, End of Period	$10.57		$10.27		$9.93		$8.88		$13.18		$13.21
Total Return	2.92	%5	3.42%		18.13%		(32.17)%		7.60%		2.80	%5
Ratios/Supplemental Data:
Net assets (000’s omitted), end of
period	$24,253		$20,518		$22,386		$28,692		$37,048		$3,461
Ratio of expenses including
dividends on short positions and
interest expense to average net
assets:	5.34	%4,6,8	5.53	%4,8	6.72	%4,8	6.59	%4,8	6.85	%4,8	5.26	%4,6
Ratio of expenses excluding
dividends on short positions and
interest expense to average net
assets:	4.67	%4,6	4.65	%4	4.74	%4	4.74	%4	4.74	%4	4.74	%4,6
Ratio of net investment income (loss)
including dividends on short
positions and interest expense to
average net assets:	(2.22	%)6	(1.92)%		(2.10)%		(2.07)%		(0.43)%		4.76	%6
Ratio of dividends on short positions
and interest expense to average
net assets:	0.67	%6,8	0.88	%8	1.98	%8	1.85	%8	2.11	%8	0.52	%6
Portfolio turnover rate	21%		33%		54%		19%		0%		3%

1	Commencement of operations.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2011, the years ended December 31, 2010, December 31, 2009, December 31, 2008, and December 31, 2007, and the period ended December 31, 2006 was ($0.11), ($0.17), ($0.16), ($0.13), $0.07 and $0.29, respectively.

4
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2011 and the year ended December 31, 2010, the indirect annualized expense ratio for such expenses is 2.57% and 2.91%, respectively, for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
8	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

FORTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
FINANCIAL HIGHLIGHTS

	No Load
											Period from
											August 1,
	Six Months										2006		Period from
	Ended June 30,										through		April 28, 20061
Hatteras Beta Hedged Strategies	2011		Year Ended December 31,								December 31,		through
Fund	(Unaudited)		2010		2009		2008		2007		20062		July 31, 2006

Per Share Data3:
Net Asset Value, Beginning of
Period	$10.14		$9.66		$7.84		$12.47		$12.10		$11.52		$12.50
Gain (Loss) from Investment
Operations:
Net investment income (loss)4,9	(0.05)		(0.10)		(0.10)		(0.23)		0.04		(0.07)		(0.02	)8
Net realized and unrealized gain
(loss) on investments	0.46		0.58		1.92		(4.39)		1.18		0.65		(0.96	)8
Total Gain (Loss) from Investment
Operations	0.41		0.48		1.82		(4.62)		1.22		0.58		(0.98)
Less Dividends and Distributions:
Net investment income	—		—		—		(0.01)		(0.06)		—		—
Net realized gains	—		—		—		(0.00	)11	(0.79)		—		—
Total Dividends and Distributions	—		—		—		(0.01)		(0.85)		—		—
Net Asset Value, End of Period	$10.55		$10.14		$9.66		$7.84		$12.47		$12.10		$11.52
Total Return	4.04	%6	4.97%		23.34%		(37.03)%		10.35%		5.03	%6	(7.84	%)6
Ratios/Supplemental Data:
Net assets (000’s omitted), end of
period	$1,257		$1,740		$4,081		$4,932		$29,149		$5,412		$5,676
Ratio of expenses including
dividends on short positions and
interest expense to average net
assets:	3.74	%5,7,10	4.30	%5,10	4.82	%5,10	6.13	%5,10	5.97	%5,10	5.09	%5,7	5.07	%5,7
Ratio of expenses excluding
dividends on short positions and
interest expense to average net
assets:	3.33	%5,7	3.84	%5	3.99	%5	3.99	%5	3.99	%5	3.99	%5,7	3.99	%5,7
Ratio of net investment income
(loss) including dividends on
short positions and interest
expense to average net assets:	(0.98	%)7	(0.99)%		(1.21)%		(2.09)%		0.30%		(1.36	%)7	(0.54	%)7,8
Ratio of dividends on short
positions and interest expense to
average net assets:	0.41	%7,10	0.46	%10	0.83	%10	2.14	%10	1.98	%10	1.10	%7	1.08	%7
Portfolio turnover rate	0%		3%		82%		11%		0%		1%		0%

1	Commencement of operations.
2	The fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
3	Information presented relates to a share of capital stock outstanding for the entire period.
4
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2011, the years ended December 31, 2010, December 31, 2009, December 31, 2008, and December 31, 2007 and the periods ended December 31, 2006 and July 31, 2006 was ($0.03), ($0.10), ($0.08), ($0.07), $0.21, ($0.01) and $0.05, respectively.

5
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2011 and the year ended December 31, 2010, the indirect annualized expense ratio for such expenses was 2.34% and 2.85%, respectively, for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

6	Not Annualized.
7	Annualized.
8	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
9	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
10	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
11	Amount is less than $0.005 per share.

See Note 9 Subsequent Events

The accompanying notes are an integral part of these financial statements.

FORTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
											Period from
											August 1,
	Six Months										20061
	Ended June 30,										through
	2011		Year Ended December 31,								December 31,
Hatteras Beta Hedged Strategies Fund	(Unaudited)		2010		2009		2008		2007		2006

Per Share Data2:
Net Asset Value, Beginning of Period	$9.85		$9.46		$7.73		$12.39		$12.06		$11.52
Gain (Loss) from Investment Operations:
Net investment income (loss)3,7	(0.09)		(0.16)		(0.16)		(0.30)		(0.06)		(0.34)
Net realized and unrealized gain (loss)
on investments	0.45		0.55		1.89		(4.35)		1.18		0.88
Total Gain (Loss) from Investment
Operations	0.36		0.39		1.73		(4.65)		1.12		0.54
Less Dividends and Distributions:
Net investment income	—		—		—		(0.01)		(0.03)		—
Net realized gains	—		—		—		(0.00	)9	(0.76)		—
Total Dividends and Distributions	—		—		—		(0.01)		(0.79)		—
Net Asset Value, End of Period	$10.21		$9.85		$9.46		$7.73		$12.39		$12.06
Total Return	3.65	%5	4.12%		22.54%		(37.54)%		9.68%		4.69	%5
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$287		$401		$754		$1,047		$1,262		$41
Ratio of expenses including dividends on
short positions and interest expense to
average net assets:	4.49	%4,6,8	5.05	%4,8	5.57	%4,8	6.88	%4,8	6.72	%4,8	5.84	%4,6
Ratio of expenses excluding dividends
on short positions and interest expense
to average net assets:	4.08	%4,6	4.59	%4	4.74	%4	4.74	%4	4.74	%4	4.74	%4,6
Ratio of net investment income (loss)
including dividends on short positions
and interest expense to average net
assets:	(1.73	%)6	(1.74)%		(1.96)%		(2.84)%		(0.45)%		(6.91	%)6
Ratio of dividends on short positions
and interest expense to average net
assets:	0.41	%6,8	0.46	%8	0.83	%8	2.14	%8	1.98	%8	1.10	%6
Portfolio turnover rate	0%		3%		82%		11%		0%		1%

1	Commencement of operations.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2011, the years ended December 31, 2010, December 31, 2009, December 31, 2008, and December 31, 2007, and the period ended December 31, 2006, was ($0.07), ($0.16), ($0.15), ($0.14), $0.11 and ($0.28), respectively.

4
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2011 and the year ended December 31, 2010, the indirect annualized expense ratio for such expenses was 2.34% and 2.85%, respectively, for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
8	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
9	Amount is less than $0.005 per share.

See Note 9 Subsequent Events

The accompanying notes are an integral part of these financial statements.

FORTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
FINANCIAL HIGHLIGHTS

	Class A
	Period from
	May 2, 2011
	through
	June 30, 20111
Hatteras Long/Short Equity Fund	(Unaudited)

Per Share Data2:
Net Asset Value, Beginning of Period	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3,7	(0.01)
Net realized and unrealized gain (loss) on investments	0.00	9
Total Gain (Loss) from Investment Operations	(0.01)
Less Dividends and Distributions:
Net investment income	—
Net realized gains	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$9.99
Total Return	(0.10	%)5
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$251
Ratio of expenses including dividends on short positions and interest expense to average net assets:	3.80	%4,6,8
Ratio of expenses excluding dividends on short positions and interest expense to average net
assets:	2.97	%4,6
Ratio of net investment income (loss) including dividends on short positions and interest expense
to average net assets:	(0.99	%)6
Ratio of dividends on short positions and interest expense to average net assets:	0.83	%6,8
Portfolio turnover rate	0%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net investment income (loss) per share before interest expense and dividends on short positions for the period from May 2, 2011 through June 30, 2011, was less than ($0.005) per share.
4
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from May 2, 2011 through June 30, 2011, the indirect annualized expense ratio for such expenses is 1.98% for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
8	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
9	Amount is less then $0.005 per share.

The accompanying notes are an integral part of these financial statements.

FORTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional
	Class
	Period from
	May 2,
	2011
	through
	June 30, 20111
Hatteras Long/Short Equity Fund	(Unaudited)

Per Share Data2:
Net Asset Value, Beginning of Period	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3,7	(0.01)
Net realized and unrealized gain (loss) on investments	0.00	9
Total Gain (Loss) from Investment Operations	(0.01)
Less Dividends and Distributions:
Net investment income	—
Net realized gains	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$9.99
Total Return	(0.10	%)5
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$39,070
Ratio of expenses including dividends on short positions and interest expense to average net assets:	3.30	%4,6,8
Ratio of expenses excluding dividends on short positions and interest expense to average net
assets:	2.47	%4,6
Ratio of net investment income (loss) including dividends on short positions and interest expense
to average net assets:	(0.49	%)6
Ratio of dividends on short positions and interest expense to average net assets:	0.83	%6,8
Portfolio turnover rate	0%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net investment income (loss) per share before interest expense and dividends on short positions for the period from May 2, 2011 through June 30, 2011, was $0.01 per share.
4
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from May 2, 2011 through June 30, 2011, the indirect annualized expense ratio for such expenses is 1.98% for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
8	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
9	Amount is less then $0.005 per share.

The accompanying notes are an integral part of these financial statements.

FORTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
FINANCIAL HIGHLIGHTS

	Class A
	Period from
	May 2, 2011
	through
	June 30, 20111
Hatteras Long/Short Debt Fund	(Unaudited)

Per Share Data2:
Net Asset Value, Beginning of Period	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3,7	(0.02)
Net realized and unrealized gain (loss) on investments	(0.05)
Total Gain (Loss) from Investment Operations	(0.07)
Less Dividends and Distributions:
Net investment income	—
Net realized gains	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$9.93

Total Return	(0.70	%)5
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$114
Ratio of expenses including dividends on short positions and interest expense to average net assets:	3.20	%4,6,8
Ratio of expenses excluding dividends on short positions and interest expense to average net
assets:	2.97	%4,6
Ratio of net investment income (loss) including dividends on short positions and interest expense
to average net assets:	(0.99	%)6
Ratio of dividends on short positions and interest expense to average net assets:	0.23	%6,8
Portfolio turnover rate	0%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net investment income (loss) per share before interest expense and dividends on short positions for the period from May 2, 2011 through June 30, 2011, was ($0.01) per share.
4
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from May 2, 2011 through June 30, 2011, the indirect annualized expense ratio for such expenses is 1.98% for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
8	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

FORTY-SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional
	Class
	Period from
	May 2, 2011
	through
	June 30, 20111
Hatteras Long/Short Debt Fund	(Unaudited)

Per Share Data2:
Net Asset Value, Beginning of Period	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3,7	(0.01)
Net realized and unrealized gain (loss) on investments	(0.06)
Total Gain (Loss) from Investment Operations	(0.07)
Less Dividends and Distributions:
Net investment income	—
Net realized gains	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$9.93
Total Return	(0.70	%)5
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$39,033
Ratio of expenses including dividends on short positions and interest expense to average net assets:	2.70	%4,6,8
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	2.47	%4,6
Ratio of net investment income (loss) including dividends on short positions and interest expense to
average net assets:	(0.49	%)6
Ratio of dividends on short positions and interest expense to average net assets:	0.23	%6,8
Portfolio turnover rate	0%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net investment income (loss) per share before interest expense and dividends on short positions for the period from May 2, 2011 through June 30, 2011, was less than $0.005 per share.
4
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from May 2, 2011 through June 30, 2011, the indirect annualized expense ratio for such expenses is 1.98% for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
8	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

FORTY-SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
EXPENSE EXAMPLE
June 30, 2011 (Unaudited)

As a shareholder of the Hatteras Alpha Hedged Strategies Fund, Hatteras Beta Hedged Strategies Fund, Hatteras Long/Short Equity Fund or Hatteras Long/ Short Debt Fund (each a “Fund” and collectively “the Funds”), you incur two types of costs: (1) transaction costs, including sales charges for Class A shares and deferred sales charges (loads) on redemptions of shares held less than one year for Class C shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/11 – 6/30/11).

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. The example below includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, operating services fees and interest expense. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

FORTY-EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
EXPENSE EXAMPLE
June 30, 2011 (Unaudited) (continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON ACTUAL TOTAL RETURN1

	TOTAL RETURN				EXPENSES
	WITHOUT	BEGINNING	ENDING	ANNUALIZED	PAID
	SALES	ACCOUNT	ACCOUNT	EXPENSE	DURING THE
	CHARGE2	VALUE	VALUE	RATIO	PERIOD3
Hatteras Alpha Hedged Strategies Fund
No Load Class
Actual4	3.36%	$1,000.00	$1,033.60	4.54%	$22.89
Hypothetical
(5% return before expenses)5	2.48	1,000.00	1,002.28	4.54	22.54
Class A
Actual6	-0.46	1,000.00	995.40	4.71	7.60
Hypothetical
(5% return before expenses)7	2.48	1,000.00	1,001.44	4.71	23.37
Class C
Actual8	2.92	1,000.00	1,029.20	5.34	26.87
Hypothetical
(5% return before expenses)9	2.48	1,000.00	998.31	5.34	26.46

FORTY-NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
EXPENSE EXAMPLE
June 30, 2011 (Unaudited) (continued)

	TOTAL RETURN				EXPENSES
	WITHOUT	BEGINNING	ENDING	ANNUALIZED	PAID
	SALES	ACCOUNT	ACCOUNT	EXPENSE	DURING THE
	CHARGE2	VALUE	VALUE	RATIO	PERIOD3
Hatteras Beta Hedged Strategies Fund
No Load Class
Actual10	4.04%	$1,000.00	$1,040.40	3.74%	$18.92
Hypothetical
(5% return before expenses)11	2.48	1,000.00	1,006.25	3.74	18.60
Class C
Actual12	3.65	1,000.00	1,036.50	4.49	22.67
Hypothetical
(5% return before expenses)13	2.48	1,000.00	1,002.53	4.49	22.29

Hatteras Long/Short Equity Fund
Class A
Actual14	-0.10	1,000.00	999.00	3.80	6.14
Hypothetical
(5% return before expenses)15	2.48	1,000.00	1,005.95	3.80	18.90
Institutional Shares
Actual16	-0.10	1,000.00	999.00	3.30	5.33
Hypothetical
(5% return before expenses)17	2.48	1,000.00	1,008.43	3.30	16.43

Hatteras Long/Short Debt Fund
Class A
Actual18	-0.70	1,000.00	993.00	3.20	5.15
Hypothetical
(5% return before expenses)19	2.48	1,000.00	1,008.93	3.20	15.94
Institutional Shares
Actual20	-0.70	1,000.00	993.00	2.70	4.35
Hypothetical
(5% return before expenses)21	2.48	1,000.00	1,011.41	2.70	13.47

1
For the six-months ended June 30, 2011. Except for Hatteras Alpha Hedged Strategies Fund Class A, Hatteras Long/Short Equity Fund Class A and I, and Hatteras Long/Short Debt Fund Class A and I which are for the period from May 2, 2011 through June 30, 2011. Hypothetical total return is for the six months ended June 30, 2011 for all Funds.

2
Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

FIFTY

3
Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Except for Hatteras Alpha Hedged Strategies Fund Class A, Hatteras Long/Short Equity Fund Class A and I, and Hatteras Long/Short Debt Fund Class A and I which are 59/365 (to reflect the since inception date of May 2, 2011).

4	Excluding interest expense and dividends on short positions, your actual expenses would be $19.51.
5	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $19.24.
6	Excluding interest expense and dividends on short positions, your actual expenses would be $6.29.
7	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $19.39.
8	Excluding interest expense and dividends on short positions, your actual expenses would be $23.50.
9	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $23.18.
10	Excluding interest expense and dividends on short positions, your actual expenses would be $16.85.
11	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $16.58.
12	Excluding interest expense and dividends on short positions, your actual expenses would be $20.60.
13	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $20.28.
14	Excluding interest expense and dividends on short positions, your actual expenses would be $4.80.
15	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $14.80.
16	Excluding interest expense and dividends on short positions, your actual expenses would be $3.99.
17	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $12.33.
18	Excluding interest expense and dividends on short positions, your actual expenses would be $4.78.
19	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $14.80.
20	Excluding interest expense and dividends on short positions, your actual expenses would be $3.98.
21	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $12.33.

FIFTY-ONE

NOTICE OF PRIVACY POLICY & PRACTICES

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
   •   Social Security number
   •   account balances
   •   account transactions
   •   transaction history
   •   wire transfer instructions
   •   checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

FIFTY-TWO

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you

▪      open an account
▪      provide account information
▪      give us your contact information
▪      make a wire transfer
▪      tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪affiliates from using your information to market to you
▪sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.

▪      Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC,  registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Multi-Strategy 3(c)(1) Fund, L.P., Hatteras Multi-Strategy Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Hatteras Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P., Hatteras Multi-Strategy TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, and Hatteras Alternative Mutual Funds Trust.

FIFTY-THREE

INVESTMENT ADVISOR
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

DISTRIBUTOR
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
And
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
777 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

TOLL FREE TELEPHONE NUMBER:
1-877-569-2382

The Fund’s Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge upon request by calling 1-877-569-2382 The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.hatterasmutualfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2009 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

This report must be accompanied or preceded by the Funds’ current prospectus.

HATTERAS
Funds

HATTERAS HEDGED STRATEGIES FUND

Semi-Annual Report

Period from May 2, 2011 through June 30, 2011

A LETTER FROM THE PRESIDENT
Robert L. Worthington, CFA

Hatteras Funds thanks our investors for the continued confidence and trust you place in us. Like most businesses, success is based on a number of factors, but includes the element of trust. We understand that trust in an investment advisor is critical — therefore we have built our organization through careful planning and strategic thought in order to earn and keep the trust of the investment community. We continually strive to enhance our operations, portfolio and risk management, and client service capabilities in order to better meet the needs of our clients.

The first half of 2011 further highlighted the tremendous risks left over from the 2008 financial crisis — European Sovereign Debt problems, the escalating U.S. debt limit issues, and a continued moribund housing and employment picture in the U.S. In addition, other risks that have built up in the last year include the short-term impact of the Japanese earthquake and tsunami, and now growing inflationary problems in many emerging economies, the same economies that have driven world economic growth over the last three years. These risks are real and need to be addressed in a thoughtful fashion. Yet, the net result in capital market performance from the beginning to the end of the first half of 2011 would lead some to conclude that things were ok to good. However, an examination of the weekly performance figures reveals that volatility and uncertainty are very much alive among global investors as the equity markets seem to be playing teeter totter — oscillating between early gains at the beginning of the month followed by small sell-offs and then quick rebounds near the end of the month.

In our view the economic issues facing governments and individuals are a long way from being settled — extreme credit bubbles take many, many years to unwind. We foresee volatile capital market performance years into the future as investors continue to adapt to the long deleveraging process needed to bring economic equilibrium back to a point where another strategic bull market can commence. In the interim, we believe diversified portfolios are needed together with tactical over-weights in order to be correctly positioned for the “muddle through” economy the developed world faces. One element of this tactical approach could include meaningful allocations to hedged strategies that can provide downside protection during difficult market periods, yet allow for upside capture when capital markets recover from either corrections or bear markets (as seen from mid-2009 through 2010).

ONE

Finally, the events of 2008 changed many things for investors and the investment community worldwide. The alternative universe, hedge funds and private equity funds, have seen profound changes in the way they deliver products and services to their clients. We believe the structural advantages of the Hatteras Alternative Mutual Funds offer investors high quality alternative investment solutions in a structure that allows them to easily increase their allocation to hedged strategies, yet not increase their illiquidity risk. We are committed to ensuring that the underlying investments, as well as the portfolio management and risk management processes, exceed the expectations of our investors.

I would like to thank you again for the confidence and trust you have placed in Hatteras Funds as we manage a portion of your assets. All of our efforts are dedicated first and foremost to providing you with the best risk-adjusted returns — a goal that never wavers as we continue our success in providing alternative investment solutions for our clients.

Robert L. Worthington, CFA
President

TWO

HATTERAS HEDGED STRATEGIES FUND
Growth of $10,000 — June 30, 2011 (Unaudited)

Total Return
as of 6/30/11

	Since Inception
Hatteras Hedged Strategies Fund	-0.20%^
HFRI FOF: Composite Index	-2.52%*
S&P 500 Index	-2.61%^

$10,500
$10,000
$9,500
5/02/11
5/31/11
6/30/11
$9,980
$9,748
$9,702
Hatteras Hedged Strategies Fund
S&P 500 Index
HFRI FOF: Composite Index

____________
^	Since inception data for the Fund and the S&P 500 Index is as of 5/2/2011.
*	Since inception data for the HFRI FOF: Composite Index is as of 4/30/2011.

		Since
As of 6/30/2011		Inception1
Hatteras Hedged Strategies Fund		-0.20%

Total Fund Operating Expenses2	2.64%
Net Fund Operating Expenses2,3	2.01%

1.	Period from May 2, 2011 through June 30, 2011
2.	Annualized
3.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are capped at 2.25%

THREE

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hatterasmutualfunds.com.

The chart assumes an initial investment of $10,000 made on May 2, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

HFRI Fund of Funds Composite Index: Funds included in the Index invest with multiple managers through funds or managed accounts. The strategy designs a diversified portfolio of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager. The fund of funds manager has discretion in choosing which strategies to invest in for the portfolio. A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies. The minimum investment in a fund of funds may be lower than an investment in an individual hedge fund or managed account. The investor has the advantage of diversification among managers and styles with significantly less capital than investing with separate managers.

Standard & Poor’s (S&P) 500 Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/ return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS HEDGED STRATEGIES FUND
*     Allocation of Portfolio Assets — June 30, 2011 (Unaudited)

Relative
Value – Long/Short
Debt Portfolio
25%
Cash
11%
Event Driven
Portfolio
21%
Market Neutral
Portfolio
13%
Long/Short
Equity Portfolio
30%

____________
*    Percentages are stated as a percentage of total investments.

FIVE

HATTERAS
Funds

Financial Section

Period from May 2, 2011 through June 30, 2011

HATTERAS FUNDS

Hatteras Hedged Strategies Fund

Financial Statements

Period from May 2, 2011 through June 30, 2011

HATTERAS FUNDS
Period from May 2, 2011 through June 30, 2011

Table of Contents

Schedule of Investments	2

Statement of Assets and Liabilities	3

Statement of Operations	4

Statement of Changes in Net Assets	5

Notes to Financial Statements	6-24

Financial Highlights	25

Expense Example	26

Notice of Privacy Policy and Practices	28-29

HATTERAS ALTERNATIVE MUTUAL FUNDS
HATTERAS HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

	Shares	Value

Underlying Funds Trust — 87.8%
Event Drivena	137,523	$1,239,990
Long/Short Equitya	267,057	1,794,670
Market Neutrala	96,111	804,234
Relative Value — Long/Short Debta	171,280	1,497,252

Total Underlying Funds Trust (Cost $5,316,747)		$5,336,146

Money Market Fund — 10.9%
STIT Liquid Asset Portfolio, 0.06%b	660,020	660,020

Total Money Market Fund (Cost $660,020)		660,020

Total Investments (Cost $5,976,767) — 98.7%		5,996,166
Other Assets in Excess of Liabilities — 1.3%		80,806

Total Net Assets — 100.0%		$6,076,972

Percentages are stated as a percent of net assets.

Footnotes
a — non-income producing.
b — Rate shown is the seven day yield as of June 30, 2011.

The accompanying notes are an integral part of these financial statements.

TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

Hatteras
Hedged
Strategies Fund
Assets:
Investments in affiliated Portfolios, at value (cost $5,316,747)	$5,336,146
Investments in money market fund (cost $660,020)	660,020
Receivable for fund shares issued	741,302
Dividends and Interest receivable	13
Total Assets	6,737,481
Liabilities:
Payable for investments in affiliated Portfolios	660,020
Accrued management fee	489
Total Liabilities	660,509
Net Assets	$6,076,972
Net Assets Consist of:
Shares of beneficial interest	$6,058,139
Undistributed net investment income (loss)	(566)
Accumulated net realized gain (loss) on investments sold	—
Net unrealized appreciation (depreciation) on investments	19,399
Total Net Assets	$6,076,972
Institutional Class Shares
Net assets	$6,076,972
Shares outstanding (1 billion shares authorized for the Trust,
$0.001 par value, see Note 1)	608,849
Net Asset Value, Redemption Price and Offering
Price Per Share	$9.98

The accompanying notes are an integral part of these financial statements.

THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENT OF OPERATIONS
Period from May 2, 2011* through June 30, 2011 (Unaudited)

Hatteras
Hedged
Strategies Fund

Investment Income:
Income distributions from affiliated Portfolios	$—
Interest income	18

Total investment income	18

Expenses:
Management Fees	584
Net Expenses	584
Net Investment Income (Loss)	(566)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gains (Losses) from sale of affiliated Portfolios	—
Realized Gain distributions from affiliated Portfolios	—

Total Realized Gains (Losses)	—
Change in unrealized appreciation (depreciation) on affiliated
Portfolios	19,399

Net Realized and Unrealized Gain (Loss) on Investments	19,399

Net Increase (Decrease) in Net Assets Resulting from
Operations	$18,833

*  Commencement of operations

The accompanying notes are an integral part of these financial statements.

FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENT OF CHANGES IN NET ASSETS

Period from
May 2, 2011*
through
June 30, 2011
HATTERAS HEDGED STRATEGIES FUND	(Unaudited)
Operations:
Net investment income (loss)	$(566)
Net realized gain (loss) on affiliated Portfolios	—
Change in unrealized appreciation (depreciation) on affiliated
Portfolios	19,399
Net Increase (Decrease) in Net Assets Resulting from Operations	18,833
Dividends and Distributions to Shareholders:
Net Investment Income	—
Capital Gain Distribution	—
Total Dividends and Distributions	—
Capital Share Transactions:
Proceeds from shares issued	6,058,139
Proceeds from shares issued to holders in reinvestment of
dividends	—
Cost of shares redeemed	—
Net Increase (Decrease) in Net Assets from Capital Share
Transactions	6,058,139
Total Increase (Decrease) in Net Assets	6,076,972
Net Assets:
Beginning of period	—
End of period*	$6,076,972
* Including undistributed net investment income (loss)	$(566)

*  Commencement of operations

The accompanying notes are an integral part of these financial statements.

FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited)

1.  ORGANIZATION

Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing five non-diversified series of shares to investors. These financial statements contain the Hatteras Hedged Strategies Fund (the “Fund”). Hatteras Hedged Strategies Fund commenced operations on May 2, 2011. The financial statements for Hatteras Alpha Hedged Strategies Fund, Hatteras Beta Hedged Strategies Fund, Hatteras Long/Short Equity Fund and Hatteras Long/Short Debt Fund can be found under a separate cover. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate statements as their performance has impacted the results of the Fund.

Underlying Funds Trust (the “UFT”), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006 Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfo-lio(s)”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates.

SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The following is a summary of the significant accounting policies of the Fund and the UFT:

Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund and the UFT have not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Security Valuation
The Fund’s investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Valuation (continued)
Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Valuation (continued)
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

	Level 1	Level 2	Level 3	Total

Underlying Funds Trust	$—	$5,336,146	$—	$5,336,146
Money Market Funds	—	660,020	—	660,020

Total Investments in Securities	$—	$5,996,166	$—	$5,996,166

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Fund’s investments in shares of the UFT, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in their financial statements.

Security Transactions, Investment Income and Realized Gain and Loss
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Portfolios are in conformity with U.S. generally accepted accounting principles.

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement.

NONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Repurchase Agreements (continued)
If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common

TEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Convertible Securities (continued) stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales
The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts
The Portfolios may purchase and sell futures contracts. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Relative Value-Long/Short Debt uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions. With futures, there is

ELEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Futures Contracts (continued) minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to

TWELVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Options (continued) the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Credit Default Swaps
The Portfolios may invest in credit default swaps. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If a Portfolio is a seller of protection, and no event of default occurs, the Portfolio, as a seller of protection, will have received a stream of payments from the buyer of protection. However, if an event of default occurs, the Portfolio must pay the buyer the full notional value of the contract. If a Portfolio is a buyer of protection and no event of default occurs, the Portfolio will have made a stream of payments to the seller of protection. However, if an event of default occurs, the Portfolio, as buyer of protection of the underlying reference entity, will receive the full notional value of the contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while

THIRTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Credit Default Swaps (continued) upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Derivative Transactions
The Fund did not directly engage in any derivative transactions during the six months ended June 30, 2011. All derivative transactions were implemented within the Portfolios. The financial statement treatment and impact on each Portfolio can be found in the separate financial statements of the UFT. The Portfolios’ use of derivatives for the six months ending June 30, 2011 included options, futures, and swaps contracts.

Restricted Securities
The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments in the UFT.

To Be Announced (“TBA”) Transactions
The Portfolios may purchase securities on a forward commitment or on a “To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to

FOURTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Taxes and Distributions to Shareholders
The Fund intends to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Fund intends to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2010. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2010, open Federal tax years include the tax years ended December 31, 2007 through December 31, 2010, open New York tax years include the tax years ended December 31, 2007 through December 31, 2009 and open North Carolina tax years include the tax years ended December 31, 2009 through Decem-ber 31, 2010. The Funds have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

FIFTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Taxes and Distributions to Shareholders (continued)
For the six months ended June 30, 2011, the Fund did not receive distributions from the UFT.

Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  UNDERLYING FUNDS TRUST
Under a Fund-of-Funds structure, the Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Fund and the Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Fund may invest.

As of June 30, 2011, the UFT consisted of the following Portfolios:

•	Event Driven

•	Long/Short Equity

•	Market Neutral (formerly known as Market Neutral Equity)

•	Relative Value-Long/Short Debt

Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.

SIXTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

3.  UNDERLYING FUNDS TRUST (CONTINUED)
Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Distressed Securities Strategies: The Portfolio may employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

Relative Value-Long/Short Debt/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Merger Arbitrage — long and short positions in securities involved in an announced merger deal.

SEVENTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

3.  UNDERLYING FUNDS TRUST (CONTINUED)
Event Driven (continued)
Long/Short Equity

Investment Objective
Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Long/Short Equity Strategies: The Portfolio will utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Market Neutral

Investment Objective
Market Neutral seeks to achieve capital appreciation.

EIGHTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

3.  UNDERLYING FUNDS TRUST (CONTINUED)
Market Neutral (continued)
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value-Long/Short Debt/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value-Long/Short Debt
Investment Objective
Relative Value-Long/Short Debt seeks to achieve current income, capital preservation and capital appreciation.

NINETEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

3.  UNDERLYING FUNDS TRUST (CONTINUED)
Relative Value-Long/Short Debt (continued)
Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies. The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategies to be employed by the Portfolio include:

Relative Value-Long/Short Debt/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Convertible Bond Arbitrage — hedged investing in the convertible bond securities of a company. A typical position would be long the convertible bond and short the common stock of the same company. This may also include Fixed Income or Interest Rate Arbitrage, which includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

TWENTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

3.  UNDERLYING FUNDS TRUST (CONTINUED)
Relative Value-Long/Short Debt (continued)
Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Financial Information
The selected financial information presented below is for the Portfolios of the UFT.

Period from
May 2, 2011
through
June 30, 2011
Total Return

Event Driven	-0.61%
Long Short Equity	-0.07%
Market Neutral	0.96%
Relative Value-Long/Short Debt	-0.66%

4.  INVESTMENT TRANSACTIONS:
Purchases and sales of the Portfolios for the Period from May 2, 2011 through June 30, 2011 (excluding short-term investments) were as follows:

	Purchases	Sales
Event Driven	$1,232,655	$—
Long Short Equity	1,784,622	—
Market Neutral	802,134	—
Relative Value-Long/Short Debt	1,497,336	—
Total Purchases and Sales	$5,316,747	$—

5.  INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES
     AGREEMENT AND OTHER EXPENSE AGREEMENTS
Investment Advisor
Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”), the Advisor is entitled to

TWENTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

5.  INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES
     AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)
Investment Advisor (continued) receive a monthly management fee 0.25% based upon the average daily net assets of the Fund.

Additionally, each Portfolio pays a management fee of 1.75% of such Portfolio’s average daily net assets to the Advisor, pursuant to the UFT’s investment advisory agreement with the Advisor.

Additionally, the UFT has entered into an operating services agreement with the Advisor, under which, each Portfolio pays the Advisor 0.25% of the Portfolio’s average daily net assets.

The combined effect of the UFT’s management fee and operating services agreement is a total annual operating expense of 2.00% for the UFT. Because the Fund primarily invests in the UFT, these acquired fund fees and expenses, combined with the Advisory Agreement result in a cap or ceiling on the Fund’s ordinary annual operating expenses at 2.25% (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses.)

Acquired Fund Fees and Expenses
The Fund indirectly incurs expenses through their investment in the Portfolios. The Advisor receives a management fee, payable monthly, for the performance of advisory services to the Portfolios at an annual rate of 1.75% of the average daily net assets of the Portfolios. The advisory fee will be accrued daily for the purpose of determining the offering and redemption price of the Portfolios’ shares. Additionally, the Portfolios have entered into an operating services agreement, under which each Portfolio pays the Advisor 0.25% of such Portfolio’s average daily net assets.
Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Fund, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

TWENTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (continued)

5.  INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES
     AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)
Investment Advisor (continued) Other Service Providers
US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers
The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

6.  CAPITAL SHARE TRANSACTIONS
Transactions in shares of each Portfolio were as follows:
Shares sold	608,849
Shares issued to shareholders in reinvestment of distributions	—
Shares redeemed	—
Shares outstanding, June 30, 2011	608,849

7.  NEW ACCOUNTING PRONOUNCEMENT
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011 - 04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact the update will have on the financial statements.

8.  SUBSEQUENT EVENTS
In preparing these financial statements, the Fund have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

TWENTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (concluded)

On August 23, 2011, the Board approved the filing of a registration statement establishing and designating the following new series of Trust:

Hatteras Managed Futures Fund

The Board also approved the name change of the following series of Underlying Funds Trust:

Market Neutral (formerly known as Market Neutral Equity)

Furthermore, a registration statement was filed establishing and designating the following new series of Underlying Funds Trust:

Managed Futures

TWENTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
FINANCIAL HIGHLIGHTS

	Institutional
	Class
	Period from
	May 2, 2011
	through
	June 30, 20111
Hatteras Hedged Strategies Fund	(Unaudited)

Per Share Data2:
Net Asset Value, Beginning of Period	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3,7	0.00	9
Net realized and unrealized gain (loss) on investments	(0.02)
Total Gain (Loss) from Investment Operations	(0.02)
Less Dividends and Distributions:
Net investment income	—
Net realized gains	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$9.98
Total Return	(0.20	)%5
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$6,077
Ratio of expenses including dividends on short positions and interest expense to
average net assets:	2.64	%4,6,8
Ratio of expenses excluding dividends on short positions and interest expense
to average net assets:	2.01	%4,6
Ratio of net investment income (loss) including dividends on short positions
and interest expense to average net assets:	(0.24	)%6
Ratio of dividends on short positions and interest expense to average net assets:	0.63	%6,8
Portfolio turnover rate	0%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net investment income (loss) per share before interest expense and dividends on short positions for the period from May 2, 2011 through June 30, 2011, was less than $0.005 per share.
4
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from May 2, 2011 through June 30, 2011, the indirect annualized expense ratio for such expenses is 1.76% for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
8	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
9	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

TWENTY-FIVE

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Hatteras Hedged Strategies Fund (“the Fund”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/2/11 - 6/30/11).

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. The Fund charges no up-front sales load or transaction fees. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. The example below includes, but is not limited to, management fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do

TWENTY-SIX

EXPENSE EXAMPLE (UNAUDITED)
(continued)

not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON ACTUAL TOTAL RETURN1

	Total Return	Beginning	Ending	Annualized	Expenses
	Without Sales	Account	Account	Expense	Paid During
	Charge2	Value	Value	Ratio	The Period3

Hatteras Hedged Strategies Fund
Institutional Shares
Actual4	-0.20%	$1,000.00	$ 998.00	2.64%	$ 4.26

Hypothetical
(5% return before expenses)5,6	2.48%	1,000.00	1,011.70	2.64	13.17

1	For the period from May 2, 2011 through June 30, 2011.
2
Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

3
Expenses are equal to the annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 2.64%, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the period from May 2, 2011 through June 30, 2011). Hypothetical expenses are equal to the actual annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 2.64%, multiplied by the average account value over the period, multiplied by 181/365. If interest expenses and dividends on short positions were excluded, the annualized expense ratio would have been 2.01%.

4	Excluding interest expense and dividends on short positions, your actual expenses would by $3.25.
5	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would by $10.04.

TWENTY-SEVEN

NOTICE OF PRIVACY POLICY & PRACTICES

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
   •   Social Security number
   •   account balances
   •   account transactions
   •   transaction history
   •   wire transfer instructions
   •   checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

TWENTY-EIGHT

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you

▪      open an account
▪      provide account information
▪      give us your contact information
▪      make a wire transfer
▪      tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪affiliates from using your information to market to you
▪sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.

▪      Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC,  registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Multi-Strategy 3(c)(1) Fund, L.P., Hatteras Multi-Strategy Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Hatteras Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P., Hatteras Multi-Strategy TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, and Hatteras Alternative Mutual Funds Trust.

TWENTY-NINE

INVESTMENT ADVISOR
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

DISTRIBUTOR
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
777 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

TOLL FREE TELEPHONE NUMBER:
1-877-569-2382

The Fund’s Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge upon request by calling 1-877-569-2382

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2009 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

This report must be accompanied or preceded by the Funds’ current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

Please see the attached financial statements as of June 30, 2011.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Hatteras Alternative Mutual Funds Trust

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date    September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/  David B. Perkins
David B. Perkins, Chief Executive Officer

Date    September 6, 2011

By (Signature and Title)    /s/ Lance Baker
Lance Baker, Chief Financial Officer and Treasurer

Date    September 6, 2011